NEW EQUITY ISSUANCE	12 Months Ended
Sep. 30, 2021
New Equity Issuance
NEW EQUITY ISSUANCE

NOTE 2 – NEW EQUITY ISSUANCE

From March 31, 2021, to April 16, 2021, we entered into a Securities Purchase Agreement (the “Purchase Agreement”), with certain accredited investors (the “Purchasers”), pursuant to which the Company sold the Purchasers an aggregate of (a) 55,549,615 shares of common stock (“Offering Shares”), and (b) warrants to purchase 55,549,615 shares of common stock of the Company (“Offering Warrants”). The Offering Shares and Offering Warrants were sold at a price of $0.18 per combined unit of an Offering Share and an Offering Warrant (the “Offering Price”), which was equal to 80% of the closing sales price of the Company’s common stock on the OTCQB Market on March 30, 2021, which was the last trading day prior to the initial closing under the Purchase Agreement.

The sale of the Offering Shares and Offering Warrants occurred at four closings as follows:

Date of Closing	Shares Sold	Warrants Sold	Gross Proceeds
March 31, 2021	35,757,942	35,757,942	$6,436,430
April 7, 2021	7,513,893	7,513,893	$1,352,501
April 9, 2021	8,683,336	8,683,336	$1,563,000
April 16, 2021	3,594,444	3,594,444	$647,000
Total	55,549,615	55,549,615	$9,998,931

Total gross proceeds from the offering of the Offering Shares and Offering Warrants (the “Private Placement”) were approximately $10 million (as shown above).

Paulson Investment Company, LLC (the “Placement Agent”), served as placement agent for the Private Offering. The Company entered into a Placement Agent Agreement with the Placement Agent in connection therewith (the “Placement Agreement”, discussed below). As partial consideration for the services provided by the Placement Agent, the Company granted the Placement Agent and its assigns, warrants to purchase 8,332,439 shares of common stock (“Placement Warrants”, discussed in greater detail below).

The Company agreed to use the proceeds from the Private Placement for working capital purposes and not to use such proceeds: (a) for the satisfaction of any portion of the Company’s debt (other than (i) payment of trade payables in the ordinary course of the Company’s business and prior practices and (ii) the repayment of funds received by the Company under the “paycheck protection program” of the CARES Act), (b) for the redemption of any common stock or common stock equivalents, (c) for the settlement of any outstanding litigation, or (d) in violation of applicable regulations.

In connection with the Private Placement, each of our officers and directors entered into Lock-Up Agreements pursuant to which they agreed not to sell, offer, or transfer, any of our securities that they held for 180 days after the closing of the Private Placement, subject to customary exceptions.

The Offering Warrants, which are evidenced by Common Stock Purchase Warrants (the “Warrant Agreements”), have an exercise price of $0.36 per share (200% of the Offering Price), and may be exercised at any time after the grant date of the Offering Warrants (i.e., March 31, 2021, April 7, 2021, April 9, 2021, or April 16, 2021, as applicable), until five years thereafter. The Offering Warrants have cashless exercise rights that are exercisable if, when exercised, a registration statement registering the shares of the Company’s common stock issuable upon exercise thereof, is not then effective with the Securities and Exchange Commission. The exercise of each of the Offering Warrants is subject to a beneficial ownership limitation of 4.99%, preventing such exercise by the holder(s) thereof, if such exercise would result in such holder(s) and their affiliates, exceeding ownership of 4.99% of our common stock. The Offering Warrants contain anti-dilution rights such that, if we issue, or are deemed to have issued, common stock or common stock equivalents at a price less than the then exercise price of the Offering Warrants, the exercise price of the Offering Warrants is automatically reduced to such lower value, and the number of shares of common stock issuable upon exercise thereafter is adjusted proportionately so that the aggregate exercise price payable upon exercise of such Offering Warrants is the same prior to and after such reduction in exercise price.

Pursuant to a Registration Rights Agreement (“RR Agreement”), we agreed to file a registration statement to register the sale of the Offering Shares and the shares of common stock issuable upon exercise of the Warrants, prior to the tenth day after the end of the Private Offering (provided that the Placement Agent agreed that such ten day period began on April 19, 2021, regardless of the actual closing date of the Private Offering), and to obtain effectiveness of such registration statement by the 60th calendar day following the date of the RR Agreement (March 31, 2021)(provided that in the event we are required to file any additional registration statements under the RR Agreement, such required effectiveness date is the 90th day after such registration statement is required to be filed), which registration statement was timely filed and was timely declared effective.

On January 11, 2021, we entered into a Placement Agent Agreement with the Placement Agent, pursuant to which we engaged the Placement Agent as the Company’s exclusive placement agent in connection with the Private Offering. Pursuant to the Placement Agent Agreement, we agreed to pay the Placement Agent a cash commission of 13% of the gross proceeds received in the Private Offering ($1,334,861), and to grant the Placement Agent or its assigns, a warrant to purchase 15% of the Offering Shares sold in the Private Offering (i.e., warrants to purchase 8,332,439 shares in aggregate), which were granted to the Placement Agent effective on April 16, 2021. The warrants were priced at the issuance price of the Offering Shares in the Private Placement. The Placement Agent Agreement had a term expiring on August 31, 2021, and includes a three-year tail period, pursuant to which the Placement Agent is due the same fees payable in connection with the Private Offering, in the event the Company sells any securities to any investor or potential investor who received Private Offering documents as part of the Private Offering. In addition to the compensation payable upon completion of the Private Offering, the Company paid the Placement Agent a $35,000 cash retainer.

The Placement Warrants are evidenced by warrants similar to the Purchase Warrants, have a term of 10 years (i.e., through April 16, 2031), an exercise price of $0.18 per share (the Offering Price), and cashless exercise rights. We are required to pay the Placement Agent liquidated damages of $10 per day for each $1,000 of shares not timely delivered upon the exercise of the Placement Warrants. The Placement Warrants include a weighted average anti-dilution right in the event we issue any shares of common stock or equivalents with a value less than the then exercise price.

Our management has evaluated the warrants for derivative status and concluded the warrants are freestanding equity instruments.